Derivative Instruments - Summary of Cross Currency Swap Agreements (Detail) (Cross currency swap agreement [Member]) In Thousands, unless otherwise specified		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Norwegian Kroner-denominated Bond due in 2017 [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner-denominated Bond due in 2017 [Member] NOK	Dec. 31, 2013 Norwegian Kroner-denominated Bond due in 2018 [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner-denominated Bond due in 2018 [Member] NOK
Derivative [Line Items]
Principal Amount		$ 125,000	700,000	$ 150,000	900,000
Interest Rate Index		NIBOR	NIBOR	NIBOR	NIBOR
Floating Rate Receivable, Margin		5.25%	5.25%	4.35%	4.35%
Fixed Interest Payment on Cross Currency Rate Swap		6.88%	6.88%	6.43%	6.43%
Fair Value / Carrying Amount of (Liability)	$ (18,236)	$ (13,246)		$ (4,990)
Weighted-Average Remaining Term (Years)		3 years 3 months 18 days	3 years 3 months 18 days	4 years 8 months 12 days	4 years 8 months 12 days